Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax
The geographical distribution of income (loss) before income taxes are summarized below:

	December 31,
	2016	2015
United States	$(11,807,891)	$(11,908,546)
Foreign	(235,623)	—
Total	$(12,043,514)	$(11,908,546)

Reconciliation of Income Tax Expense by Applying Statutory U.S. Federal Income Tax Rate to Income Before Income Taxes
A reconciliation of income tax expense with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	December 31,
	2016	2015
Tax on the loss before income tax expense computed at the federal statutory rate of 34%	$(4,094,922)	$(5,408,551)
State tax (benefit) at statutory rate, net of federal benefit	(266,258)	(928,107)
Foreign Rate Differential	35,343	—
Change in Valuation Allowance	4,260,571	4,199,154
Change in research and development credits	(129,974)	(60,991)
Stock Based Compensation - ISO	323,537	—
Change in fair value of warrants	(619,067)	1,493,215
Change in state tax rate	345,172	—
Other	167,298	705,280
Provision for deferred taxes	$21,700	$—
Effective income tax rate	—%	—%

Significant Components of Company's Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31, 2016 and 2015:

	December 31,
	2016	2015
Non-Current Deferred Tax Assets:
Reserves and accruals	$212,479	$287,850
Net Operating Loss Carryforwards	30,291,080	26,174,912
Research and development credits	1,580,253	1,381,296
Intangible Assets	(68,894)	(74,113)
Fixed Assets	2,978	9,080
Total Non-Current Deferred Tax Assets	32,017,896	27,779,025
Valuation Allowance	(32,039,596)	(27,779,025)
Net Deferred Tax Liability	$(21,700)	$—

Summary of Gross Unrecognized Tax Benefits
The following tables summarize the activities of gross unrecognized tax benefits:

	December 31,
	2016	2015
Beginning balance	691,697	673,247
Increase related to prior year tax positions	—	—
Decreases related to prior year tax positions	35,804	(13,207)
Increase related to current year tax positions	67,461	31,657
Decreases related to current year tax positions	—	—
Ending Balance	$794,962	$691,697